Financial Instruments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
IfrsFinancialInstrumentsItemsLineItems [Line Items]
Trade and other payables	$ 3,641
Convertible loan notes (debt)	310
Related party payables
Total	4,091
Less then 3 months [Member]
IfrsFinancialInstrumentsItemsLineItems [Line Items]
Trade and other payables	2,631
Convertible loan notes (debt)	3
Related party payables	140
Total	2,774
3 to 12 Months [Member]
IfrsFinancialInstrumentsItemsLineItems [Line Items]
Trade and other payables	1,010
Convertible loan notes (debt)	307
Related party payables
Total	$ 1,317